UNAUDITED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Aug. 05, 2022	May 15, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized	50,000,000			50,000,000				50,000,000
Common stock, par value	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares issued		6,255,848
Common stock, shares outstanding		6,255,848				3,162,500	2,875,000
New Dragonfly
Redemption of shares	10,000,000			10,000,000				10,000,000
Common stock subject to redemption, par value	$ 0.0002			$ 0.0002
Shares subject to possible redemption issued	10,000,000			10,000,000				10,000,000
Common stock subject to redemption, units sold in the IPO	10,000,000			10,000,000	10,000,000			10,000,000	10,000,000
Common stock, shares authorized	40,000,000			40,000,000				40,000,000
Common stock, par value	$ 0.0002		$ 0.0001	$ 0.0002				$ 0.0002
Common stock, shares issued	22,634,276			20,875,475				20,040,470	20,000,000
Common stock, shares outstanding	22,634,276			20,875,475				20,040,470